Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Purchase Price Allocation	The following represents the purchase price allocation at the date of the acquisition:
March 22, 2022
Cash and cash equivalents	$2,187
Trade and other receivables	896,327
Inventories	1,411,893
Other current assets	85,338
Other non-current assets	23,566
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Trade and other payables	(4,156,649)
Other current liabilities	(163,785)
Goodwill	1,867,009
Total purchase price	$3,614,279
The following represents the purchase price allocation at the date of the acquisition:
June 22, 2022
Cash and cash equivalents	$38,342
Trade and other receivables	1,656,550
Inventories	562,768
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Trade and other payables	(1,536,547)
Other current liabilities	(145,026)
Goodwill	411,862
Total purchase price	$2,805,600

The following represents the purchase price allocation at the date of the acquisition:
January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1
The following represents the purchase price allocation at the date of the acquisition:
February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205
The following represents the purchase price allocation at the date of the acquisition:
March 25, 2021
Cash and cash equivalents	$24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$327,763

Schedule of Assets and Liabilities	The following represents their assets and liabilities:
December 31, 2021
Cash and cash equivalents	$28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$(12,720)